Deposits by Banks (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 20,357	£ 28,543
Drawdown from TFSME	17,000	25,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	732	701
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	888	1,758
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 18,737	£ 26,084